Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Stockholders' Equity [Abstract]
Dividends (in dollars per share)	$ 2.46	$ 2.30	$ 2.15